May 4, 2026
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN:
Document Control – Edgar
RE:
RiverSource Life Insurance Co. of New York (“Company”)
on behalf of RiverSource of New York Account 8 (“Registrant”)
File Nos. 333-260322 and 811-05213
RiverSource® Survivorship Variable Universal Life Insurance
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant’s Post Effective Amendment No. 3 (Amendment). This Amendment was filed electronically on April 28, 2026.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337.
Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary